EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectus and statement of additional information supplements dated August 1, 2003 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 82 ("Amendment No. 82") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 82 was filed electronically with the Commission (Accession No. 0000940394-03-000592) on July 31, 2003.

                        Eaton Vance Information Age Fund
                   Eaton Vance Worldwide Health Sciences Fund

                                             EATON VANCE GROWTH TRUST


                                             By: /s/ Alan R. Dynner
                                                 ----------------------------
                                                  Alan R. Dynner, Esq.
                                                  Secretary


Dated:  August 1, 2003